Vanguard Mega Cap Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.5%) 1
Basic Materials (1.9%)
Linde plc	52,593	9,496
DowDuPont Inc.	216,922	6,620
Ecolab Inc.	24,961	4,595
Air Products & Chemicals Inc.	21,153	4,306
Dow Inc.	72,317	3,382
PPG Industries Inc.	22,639	2,369
LyondellBasell Industries NV Class A	28,483	2,115
International Paper Co.	38,354	1,591
Nucor Corp.	30,025	1,441
		35,915
Consumer Goods (7.7%)
Procter & Gamble Co.	240,664	24,767
Coca-Cola Co.	368,561	18,107
PepsiCo Inc.	135,148	17,299
Philip Morris International Inc.	149,558	11,535
NIKE Inc. Class B	121,029	9,336
Altria Group Inc.	180,351	8,848
Mondelez International Inc. Class A	139,050	7,071
Colgate-Palmolive Co.	82,903	5,772
Kimberly-Clark Corp.	33,211	4,247
General Motors Co.	122,235	4,075
Ford Motor Co.	376,647	3,586
Estee Lauder Cos. Inc. Class A	21,033	3,387
Activision Blizzard Inc.	73,160	3,173
General Mills Inc.	57,632	2,849
* Electronic Arts Inc.	28,865	2,687
Constellation Brands Inc. Class A	14,428	2,546
VF Corp.	30,429	2,492
* Monster Beverage Corp.	40,042	2,477
*,^ Tesla Inc.	12,812	2,372
Archer-Daniels-Midland Co.	53,668	2,057
Hershey Co.	13,701	1,808
Kraft Heinz Co.	58,426	1,615
Brown-Forman Corp. Class B	28,054	1,402
Kellogg Co.	25,108	1,320
Tyson Foods Inc. Class A	14,196	1,077
Aptiv plc	12,496	800
Keurig Dr Pepper Inc.	19,965	563
		147,268
Consumer Services (14.7%)
* Amazon.com Inc.	40,140	71,251
Walt Disney Co.	164,147	21,674
Home Depot Inc.	108,644	20,626
Comcast Corp. Class A	434,646	17,820
McDonald's Corp.	74,199	14,711
Walmart Inc.	139,842	14,186
* Netflix Inc.	39,870	13,687
Costco Wholesale Corp.	42,374	10,152

	Starbucks Corp.	113,748	8,652
*	Booking Holdings Inc.	4,490	7,436
	Lowe's Cos. Inc.	77,212	7,202
	CVS Health Corp.	124,633	6,527
*	Charter Communications Inc. Class A	15,226	5,737
	TJX Cos. Inc.	106,421	5,352
	Target Corp.	50,168	4,036
	Walgreens Boots Alliance Inc.	77,073	3,803
	Ross Stores Inc.	35,761	3,325
	Sysco Corp.	46,847	3,224
	Dollar General Corp.	25,308	3,221
	Marriott International Inc. Class A	24,693	3,083
	Delta Air Lines Inc.	59,022	3,040
	Yum! Brands Inc.	29,386	3,008
	eBay Inc.	83,432	2,998
*	O'Reilly Automotive Inc.	7,605	2,824
	Hilton Worldwide Holdings Inc.	28,291	2,530
	Southwest Airlines Co.	47,752	2,273
	McKesson Corp.	18,406	2,248
	Las Vegas Sands Corp.	37,822	2,080
	Carnival Corp.	38,209	1,956
	Kroger Co.	76,281	1,740
	CBS Corp. Class B	31,500	1,521
*	AutoZone Inc.	1,289	1,324
	Fox Corp. Class A	33,812	1,191
*	United Continental Holdings Inc.	11,062	859
	Omnicom Group Inc.	10,781	834
	Sirius XM Holdings Inc.	140,637	747
*,^ Uber Technologies Inc.		16,099	651
	AmerisourceBergen Corp. Class A	7,567	589
	American Airlines Group Inc.	19,949	543
	Fox Corp. Class B	15,286	531
	CBS Corp. Class A	599	29
			279,221
Financials (18.1%)
*	Berkshire Hathaway Inc. Class B	180,581	35,650
	JPMorgan Chase & Co.	320,067	33,914
	Visa Inc. Class A	168,465	27,179
	Bank of America Corp.	837,391	22,275
	Mastercard Inc. Class A	87,784	22,077
	Wells Fargo & Co.	396,801	17,606
	Citigroup Inc.	234,967	14,603
	American Tower Corp.	42,321	8,835
	American Express Co.	64,913	7,446
	US Bancorp	139,251	6,990
	CME Group Inc.	34,349	6,599
	Goldman Sachs Group Inc.	32,282	5,891
	Chubb Ltd.	39,689	5,797
	Crown Castle International Corp.	39,928	5,191
	S&P Global Inc.	23,928	5,118
	PNC Financial Services Group Inc.	39,702	5,053
	Morgan Stanley	122,916	5,002
	Charles Schwab Corp.	116,903	4,864
	Simon Property Group Inc.	29,754	4,823
	Marsh & McLennan Cos. Inc.	48,507	4,637
	Intercontinental Exchange Inc.	54,802	4,505
	Prologis Inc.	60,689	4,471

Progressive Corp.	56,114	4,449
BlackRock Inc.	10,677	4,437
American International Group Inc.	83,440	4,261
Aon plc	23,125	4,164
Equinix Inc.	8,034	3,903
Capital One Financial Corp.	44,924	3,858
Aflac Inc.	72,847	3,737
Prudential Financial Inc.	39,476	3,647
Bank of New York Mellon Corp.	83,412	3,561
Travelers Cos. Inc.	24,154	3,516
BB&T Corp.	73,645	3,443
Public Storage	14,210	3,380
MetLife Inc.	69,011	3,189
Welltower Inc.	38,391	3,118
Allstate Corp.	30,288	2,893
Equity Residential	35,645	2,729
SunTrust Banks Inc.	42,472	2,549
Discover Financial Services	31,516	2,350
Ventas Inc.	34,432	2,214
T. Rowe Price Group Inc.	21,679	2,193
Synchrony Financial	64,711	2,176
Fifth Third Bancorp	74,001	1,961
Boston Properties Inc.	14,946	1,955
State Street Corp.	34,475	1,905
Ameriprise Financial Inc.	13,031	1,801
Northern Trust Corp.	20,117	1,720
Weyerhaeuser Co.	71,809	1,637
* Berkshire Hathaway Inc. Class A	5	1,485
AvalonBay Communities Inc.	6,614	1,343
TD Ameritrade Holding Corp.	26,786	1,333
Franklin Resources Inc.	13,454	428
Interactive Brokers Group Inc.	6,932	352
		344,213
Health Care (13.7%)
Johnson & Johnson	256,305	33,614
Pfizer Inc.	556,206	23,094
UnitedHealth Group Inc.	92,292	22,316
Merck & Co. Inc.	250,182	19,817
Abbott Laboratories	169,017	12,867
Medtronic plc	128,999	11,943
AbbVie Inc.	144,755	11,104
Thermo Fisher Scientific Inc.	38,761	10,348
Amgen Inc.	59,865	9,979
Eli Lilly & Co.	84,210	9,763
Gilead Sciences Inc.	123,339	7,678
Bristol-Myers Squibb Co.	157,188	7,132
Anthem Inc.	24,706	6,868
* Celgene Corp.	67,259	6,308
Becton Dickinson and Co.	25,890	6,044
Cigna Corp.	36,622	5,421
Stryker Corp.	28,669	5,253
* Intuitive Surgical Inc.	11,063	5,143
* Boston Scientific Corp.	133,038	5,110
Zoetis Inc.	46,249	4,673
* Illumina Inc.	14,181	4,352
* Biogen Inc.	18,909	4,146
* Vertex Pharmaceuticals Inc.	24,628	4,093

	Allergan plc	32,104	3,914
	Baxter International Inc.	48,689	3,576
	Humana Inc.	13,018	3,188
	HCA Healthcare Inc.	26,337	3,186
*	Regeneron Pharmaceuticals Inc.	7,751	2,339
*	Alexion Pharmaceuticals Inc.	20,477	2,328
	Zimmer Biomet Holdings Inc.	19,717	2,246
*	Edwards Lifesciences Corp.	10,012	1,709
*	Mylan NV	24,753	416
	Cardinal Health Inc.	45	2
			259,970
Industrials (10.9%)
	Boeing Co.	51,688	17,657
*	PayPal Holdings Inc.	107,210	11,766
	Union Pacific Corp.	69,549	11,599
	Honeywell International Inc.	70,211	11,536
	Accenture plc Class A	61,481	10,948
	United Technologies Corp.	82,956	10,477
	3M Co.	55,403	8,851
	Danaher Corp.	61,797	8,158
	General Electric Co.	837,526	7,906
	Lockheed Martin Corp.	23,144	7,835
	Caterpillar Inc.	55,441	6,642
	Automatic Data Processing Inc.	39,816	6,375
	United Parcel Service Inc. Class B	66,922	6,218
	CSX Corp.	74,625	5,557
	Norfolk Southern Corp.	25,651	5,006
	Northrop Grumman Corp.	16,337	4,954
	Raytheon Co.	27,100	4,729
	Waste Management Inc.	40,660	4,446
	Deere & Co.	30,788	4,316
	General Dynamics Corp.	23,632	3,801
	Illinois Tool Works Inc.	26,817	3,745
	Fidelity National Information Services Inc.	31,063	3,737
	Emerson Electric Co.	59,022	3,556
	FedEx Corp.	22,630	3,491
	Sherwin-Williams Co.	8,167	3,426
^	Johnson Controls International plc	87,647	3,376
	Eaton Corp. plc	41,776	3,112
	TE Connectivity Ltd.	32,771	2,760
	Ingersoll-Rand plc	23,245	2,751
	Paychex Inc.	30,967	2,657
	Fortive Corp.	29,034	2,211
	PACCAR Inc.	33,407	2,199
	Cummins Inc.	14,352	2,164
	Agilent Technologies Inc.	30,453	2,042
	Parker-Hannifin Corp.	12,427	1,893
	Stanley Black & Decker Inc.	14,631	1,861
	Rockwell Automation Inc.	11,447	1,704
	Republic Services Inc. Class A	20,126	1,703
*	Square Inc.	14,805	917
			208,082
Oil & Gas (4.9%)
	Exxon Mobil Corp.	407,350	28,828
	Chevron Corp.	183,844	20,931
	ConocoPhillips	109,267	6,442

Schlumberger Ltd.	133,151	4,619
EOG Resources Inc.	55,755	4,565
Kinder Morgan Inc.	184,730	3,685
Occidental Petroleum Corp.	72,582	3,613
Phillips 66	42,269	3,415
Anadarko Petroleum Corp.	48,331	3,401
Williams Cos. Inc.	116,849	3,083
Marathon Petroleum Corp.	66,546	3,061
Valero Energy Corp.	40,878	2,878
Pioneer Natural Resources Co.	16,486	2,340
Halliburton Co.	79,491	1,692
Baker Hughes a GE Co. Class A	24,947	534
		93,087
Technology (22.6%)
Microsoft Corp.	738,307	91,314
Apple Inc.	408,417	71,502
* Facebook Inc. Class A	229,527	40,734
* Alphabet Inc. Class A	28,815	31,884
* Alphabet Inc. Class C	28,550	31,509
Cisco Systems Inc.	423,539	22,037
Intel Corp.	432,662	19,054
* Adobe Inc.	46,963	12,722
Oracle Corp.	241,781	12,234
International Business Machines Corp.	87,487	11,110
* salesforce.com Inc.	69,991	10,597
Texas Instruments Inc.	92,369	9,635
Broadcom Inc.	36,165	9,101
QUALCOMM Inc.	116,426	7,780
NVIDIA Corp.	55,706	7,546
Intuit Inc.	23,773	5,821
* ServiceNow Inc.	17,271	4,524
Applied Materials Inc.	92,104	3,564
* Micron Technology Inc.	108,139	3,526
Cognizant Technology Solutions Corp. Class A	55,409	3,431
Analog Devices Inc.	35,377	3,418
* Workday Inc. Class A	14,551	2,970
HP Inc.	149,009	2,784
Lam Research Corp.	14,675	2,562
Corning Inc.	75,556	2,179
Hewlett Packard Enterprise Co.	132,123	1,813
* Autodesk Inc.	10,516	1,692
VMware Inc. Class A	7,398	1,309
DXC Technology Co.	25,752	1,224
* Dell Technologies Inc.	7,363	438
		430,014
Telecommunications (2.4%)
Verizon Communications Inc.	397,548	21,607
AT&T Inc.	701,039	21,438
* T-Mobile US Inc.	28,722	2,109
* Sprint Corp.	57,911	398
		45,552
Utilities (2.6%)
NextEra Energy Inc.	46,061	9,130
Duke Energy Corp.	69,912	5,985
Dominion Energy Inc.	76,750	5,770
Southern Co.	97,531	5,218

Exelon Corp.			93,066	4,475
American Electric Power Co. Inc.			47,498	4,090
Sempra Energy			26,308	3,458
Xcel Energy Inc.			50,509	2,896
Public Service Enterprise Group Inc.			48,760	2,865
Consolidated Edison Inc.			31,108	2,685
PPL Corp.			69,004	2,054
Edison International			30,953	1,838
* PG&E Corp.			74	1
				50,465
Total Common Stocks (Cost $1,334,558)				1,893,787
	Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	2.527%		81,061	8,108

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	2.477%	7/18/19	600	598
Total Temporary Cash Investments (Cost $8,705)				8,706
Total Investments (100.0%) (Cost $1,343,263)				1,902,493
Other Assets and Liabilities-Net (0.0%)3				386
Net Assets (100%)				1,902,879

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,423,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,543,000 of collateral received for securities on loan.
4 Securities with a value of $558,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	69	9,496	(311)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Mega Cap Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,893,787	—	—
Temporary Cash Investments	8,108	598	—
Futures Contracts—Liabilities[1]	(112)	—	—
Total	1,901,783	598	—
1 Represents variation margin on the last day of the reporting period.